FINANCIAL INFORMATION OF PARENT COMPANY - Schedule of Parent Company Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (17,787)	$ 6,448	$ (33,904)
Share-based compensation	186	186	161
Bad debt provisions	258	412	7,184
CHANGES IN WORKING CAPITAL ACCOUNTS
Other current assets	547	(606)	(2,462)
Accrued expenses and other current liabilities	620	141	(134)
Amount due from subsidiaries	27	1	(10)
Net cash used in operating activities	(4,975)	(5,555)	(14,916)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities	(9,433)	19,164	(4,323)
Net decrease in cash, cash equivalents and restricted cash	(14,041)	(14,651)	(14,580)
Cash and cash equivalents and restricted cash, at beginning of year	15,610	959	15,539
Cash and cash equivalents, at end of year	1,569	15,610	959
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Share issuance for purchase of property and equipment	8,950	2,531	0
Parent Company [Member] | Reportable Legal Entities [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	(17,335)	7,527	(31,477)
Investment income (loss) in subsidiaries	16,758	(7,809)	30,482
Share-based compensation	186	186	161
Bad debt provisions	0	0	286
CHANGES IN WORKING CAPITAL ACCOUNTS
Other current assets			1,501
Accrued expenses and other current liabilities	391	96	695
Amount due from subsidiaries			(1,651)
Net cash used in operating activities			(3)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercises of stock options	0	0	0
Net cash provided by financing activities	0	0	0
Net decrease in cash, cash equivalents and restricted cash			(3)
Cash and cash equivalents and restricted cash, at beginning of year	2	2	5
Cash and cash equivalents, at end of year	2	2	$ 2
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Share issuance for purchase of property and equipment	$ 8,950	$ 2,531